FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

15. FINANCIAL INSTRUMENTS

  Agnico-Eagle has entered into financial instruments with several financial institutions in order to hedge underlying cash flow and fair value exposures arising from changes in commodity prices, interest rates, equity prices or foreign currency exchange rates.

  Currency risk management

  In 2012 and 2011, financial instruments that subjected Agnico-Eagle to market risk and concentration of credit risk consisted primarily of cash and cash equivalents and short-term investments. Agnico-Eagle places its cash and cash equivalents and short-term investments in high quality securities issued by government agencies, financial institutions and major corporations and limits the amount of credit exposure by diversifying its holdings.

  Agnico-Eagle generates almost all of its revenues in US dollars. The Company's Canadian operations, which include the LaRonde, Goldex, Lapa and Meadowbank mines and the Meliadine project have Canadian dollar requirements for capital, operating and exploration expenditures.

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2012.

  The forward contracts with a cash flow hedging relationship that did qualify for hedge accounting hedged $60 million of 2011 expenditures at an average rate of US$1.00 = C$0.99 and $300 million of 2012 expenditures at an average rate of US$1.00 = C$1.01. The hedges that expired during the year resulted in a realized gain of $2.8 million (2011 – $(1.5) million). As at December 31, 2012, the Company recognized a mark-to-market gain of nil (2011 – $(4.4) million) in accumulated other comprehensive loss. Amounts deferred in accumulated other comprehensive loss are reclassified to the production costs line item on the consolidated statements of income (loss) and comprehensive income (loss), as applicable, when the hedged transaction has occurred.

  Mark-to-market gains (losses) related to foreign exchange derivative financial instruments are recorded at fair value based on broker-dealer quotations that utilize period end forward pricing of the currency hedged.

  In 2011, the Company entered into foreign exchange forward contracts with an ineffective cash flow hedging relationship that did not qualify for hedge accounting. The risk hedged in 2011 was the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represented a portion of the unhedged forecasted Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011. The forward contracts hedged $150 million of 2011 expenditures and nil of 2012 expenditures at an average rate of US$1.00 = C$0.99. The hedges that expired in 2011 resulted in a realized loss of $1.4 million that was recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss). As at December 31, 2011, all ineffective cash flow hedges had expired. There were no foreign exchange forward contracts with ineffective cash flow hedging relationships purchased or outstanding in 2012.

  The Company's other foreign currency derivative strategies in 2012 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars to Canadian dollars. All of these derivative transactions expired prior to year end such that no derivatives were outstanding as at December 31, 2012. The Company's foreign currency derivative strategy generated $1.5 million in call option premiums for the year ended December 31, 2012 (2011 – $5.0 million) that were recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss).

  Commodity price risk management

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde mine's 2011 production. The purchase of zinc put options was financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company was nil. There were no zinc zero-cost collars purchased or outstanding in 2012.

  A total of 20,000 metric tonnes of zinc call options were written at a strike price of $2,500 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. A total of 20,000 metric tonnes of zinc put options were purchased at a strike price of $2,200 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above $2,500 per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 – Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments, were recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss). All options entered into during 2011 expired during the year resulting in a realized gain of $2.8 million.

  The Company also uses intra-quarter zinc, copper and silver derivative financial instruments associated with the timing of sales of the related products during 2012 that were recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss). There were no zinc, copper or silver intra-quarter derivative financial instruments outstanding at December 31, 2012 or December 31, 2011.

  In the second quarter of 2012, to mitigate the risks associated with fluctuating diesel fuel prices, the Company entered into financial contracts to hedge the price on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure (as it relates to operating costs). The financial contracts that expired in 2012 totalled 9.5 million gallons of heating oil, representing approximately 55% of Meadowbank's expected 2012 diesel fuel exposure. In addition, the financial contracts expiring in 2013 total 0.5 million gallons of heating oil, representing approximately 3% of Meadowbank's expected 2013 diesel fuel exposure. The contracts that expired in 2012 did not qualify for hedge accounting and the related realized loss of $1.5 million was recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss). The contracts expiring in 2013 qualify for hedge accounting and the related $0.1 million market-to-market gain as at December 31, 2012 was recognized in the accumulated other comprehensive loss ("AOCI") line item on the consolidated balance sheets. The Company was not a party to any similar heating oil derivative financial instruments in 2011. Amounts deferred in AOCI are reclassified to the production costs line item on the consolidated statements of income (loss) and comprehensive income (loss), as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

  The following table details the changes in the AOCI balances recorded in the consolidated financial statements pertaining to the foreign exchange and commodity hedging activities. The fair values, based on calculated mark-to-market valuations, of recorded derivative related assets and liabilities and their corresponding entries to AOCI reflect the netting of the fair values of individual derivative financial instruments.

	2012	2011

AOCI, beginning of year	$(4,404)	$–

(Gain) loss reclassified from AOCI into production cost	(2,758)	1,459

Loss recognized in OCI – heating oil derivative financial instruments	(117)	–

Gain (loss) recognized in OCI – foreign exchange and other derivative financial instruments	7,019	(5,863)

AOCI, end of year	$(260)	$(4,404)

  As at December 31, 2012 and 2011, there were no metal derivative positions. The Company may from time to time utilize short-term (including intra-quarter) financial instruments as part of its strategy to minimize risks and optimize returns on its byproduct metal sales.

  Other required derivative disclosures can be found in note 7(d), accumulated other comprehensive loss.

  The following table provides a summary of the amounts recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss):

	Years Ended December 31,

	2012	2011	2010

Premiums realized on written foreign exchange call options	$1,505	$4,995	$4,845

Realized gain on foreign exchange extendible flat forward	–	–	1,797

Realized loss on foreign exchange forwards	–	(1,407)	–

Realized gain on foreign exchange collar	–	–	711

Mark-to-market gain on foreign exchange extendible flat forward(i)	–	–	142

Realized gain on zinc derivative financial instruments	430	3,419	3,733

Realized gain (loss) on copper derivative financial instruments	63	79	(558)

Realized loss on silver derivative financial instruments	–	(3,403)	(3,058)

Mark-to-market loss on warrants(i)	(1,294)	–	–

Realized loss on heating oil derivative financial instruments	(1,523)	–	–

(Loss) gain on derivative financial instruments	$(819)	$3,683	$7,612

  Note:

  (i)
  Mark-to-market gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss) and through the other line item of the consolidated statements of cash flow.

  Agnico-Eagle's exposure to interest rate risk at December 31, 2012 relates to its cash and cash equivalents, short-term investments and restricted cash totalling $332.0 million (2011 – $221.5 million) and the Credit Facility. The Company's short-term investments and cash equivalents have a fixed weighted average interest rate of 0.47% (2011 – 0.61%).

  The fair values of Agnico-Eagle's current financial assets and liabilities approximate their carrying values as at December 31, 2012.